Northern Lights Fund Trust

Quantitative Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Quantitative Managed Futures Strategy Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 30, 2012 (SEC Accession No. 0000910472-12-001610).